Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000206004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R6
Trading Symbol	CRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[1]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002188 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R4
Trading Symbol	CRKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[2]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002187 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R3
Trading Symbol	CRJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[3]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002186 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R2
Trading Symbol	CRMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[4]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002184 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R1
Trading Symbol	CRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[5]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206005 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class I
Trading Symbol	CRHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[6]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002183 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class C
Trading Symbol	MCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[7]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002182 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class B
Trading Symbol	MCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[8]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002179 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class A
Trading Symbol	MSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 474,799,375
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,866,953	[9]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/25
Net Assets ($):	474,799,375	Total Management Fee ($)#:	$1,866,953
Total Number of Holdings:	22
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.3%
Composition including fixed income credit quality
A-1+	46.9%
A-1	53.1%
Maturity breakdown
0 - 7 days	35.9%
8 - 29 days	20.1%
30 - 59 days	29.0%
60 - 89 days	7.9%
90 - 365 days	7.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002190 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class A
Trading Symbol	MRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 12.67%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.67%	12.41%	13.37%
A with initial sales charge (5.75%)	6.19%	11.08%	12.70%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[10]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002192 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class B
Trading Symbol	MRGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 11.82%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.82%	11.56%	12.52%
B with CDSC (declining over six years from 4% to 0%)×	7.82%	11.30%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[11]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002193 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class C
Trading Symbol	MRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 11.85%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.85%	11.57%	12.52%
C with CDSC (1% for 12 months)×	10.85%	11.57%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[12]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002194 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class I
Trading Symbol	MRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 12.95%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.95%	12.69%	13.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[13]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R1
Trading Symbol	MRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 11.82%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.82%	11.57%	12.52%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[14]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R2
Trading Symbol	MRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 12.40%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.40%	12.14%	13.09%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[15]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R3
Trading Symbol	MRGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.68%	12.41%	13.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[16]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000002191 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R4
Trading Symbol	MRGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 12.95%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.95%	12.69%	13.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[17]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000124424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R6
Trading Symbol	MRGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 13.03%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within the health care sector supported relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.03%	12.78%	13.75%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,691,635,987
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 33,413,513	[18]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	6,691,635,987	Total Management Fee ($)#:	33,413,513
Total Number of Holdings:	170	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Global equity sectors
Technology	32.8%
Financial Services	14.2%
Capital Goods	13.3%
Consumer Cyclicals	11.1%
Health Care	10.0%
Communication Services	9.3%
Energy	5.7%
Consumer Staples	3.3%
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.1%
Broadcom, Inc.	3.2%
Alphabet, Inc., "A"	3.2%
Meta Platforms, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.8%
Johnson & Johnson	1.7%

C000075013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R6
Trading Symbol	MNDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 6.64%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.64%	3.08%	9.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[19]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R4
Trading Symbol	MNDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 6.48%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.48%	2.95%	9.42%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[20]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002222 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R3
Trading Symbol	MNDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 6.23%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.23%	2.69%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[21]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002221 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R2
Trading Symbol	MNDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.52%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 6.00%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.00%	2.44%	8.87%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[22]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.46% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.46% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002219 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R1
Trading Symbol	MNDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$207	2.02%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 5.43%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.43%	1.93%	8.33%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[23]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class I
Trading Symbol	MNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 6.50%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.50%	2.95%	9.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[24]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class C
Trading Symbol	MNDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	2.02%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 5.44%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.44%	1.93%	8.32%
C with CDSC (1% for 12 months)×	4.44%	1.93%	8.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[25]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002215 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class B
Trading Symbol	MNDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	2.02%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 5.47%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.47%	1.93%	8.33%
B with CDSC (declining over six years from 4% to 0%)×	1.47%	1.68%	8.33%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[26]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.96% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class A
Trading Symbol	MNDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 6.22%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 10.48%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the health care, consumer discretionary and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within the industrials, information technology, materials and real estate sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.22%	2.69%	9.14%
A with initial sales charge (5.75%)	0.11%	1.48%	8.50%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 2000® Growth Index ∆	10.48%	7.07%	8.75%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,080,378,976
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 17,820,410	[27]
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,080,378,976	Total Management Fee ($)#:	17,820,410
Total Number of Holdings:	114	Portfolio Turnover Rate (%):	68
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Equity sectors
Health Care	26.5%
Information Technology	19.0%
Industrials	18.9%
Consumer Discretionary	11.7%
Financials	7.9%
Energy	3.6%
Consumer Staples	3.2%
Real Estate	3.0%
Materials	2.2%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.0%
StepStone Group, Inc.	1.9%
Genius Sports Ltd.	1.9%
Ligand Pharmaceuticals, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
TopBuild Corp.	1.8%
QXO, Inc.	1.7%
JFrog Ltd.	1.6%
Bio-Techne Corp.	1.6%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.21% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002223 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class A
Trading Symbol	MRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Research International Fund (fund) provided a total return of 6.05%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.05%	6.52%	6.55%
A with initial sales charge (5.75%)	(0.05)%	5.27%	5.92%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[28]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class B
Trading Symbol	MRIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Research International Fund (fund) provided a total return of 5.28%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.28%	5.72%	5.76%
B with CDSC (declining over six years from 4% to 0%)×	1.28%	5.40%	5.76%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[29]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class C
Trading Symbol	MRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Research International Fund (fund) provided a total return of 5.26%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.26%	5.72%	5.76%
C with CDSC (1% for 12 months)×	4.26%	5.72%	5.76%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[30]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class I
Trading Symbol	MRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Research International Fund (fund) provided a total return of 6.31%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.31%	6.79%	6.82%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[31]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R1
Trading Symbol	MRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 5.24%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.24%	5.71%	5.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[32]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R2
Trading Symbol	MRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 5.80%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.80%	6.26%	6.29%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[33]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002235 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R3
Trading Symbol	MRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 6.03%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.03%	6.52%	6.55%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[34]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000002224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R4
Trading Symbol	MRSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 6.30%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.30%	6.78%	6.82%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[35]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000034436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R6
Trading Symbol	MRSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 6.43%, at net asset value. This compares with a return of 13.87% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the consumer cyclicals sector benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the capital goods, health care, communication services and financial services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.43%	6.90%	6.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.87%	10.15%	7.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 17,323,798,327
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 101,512,952	[36]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	17,323,798,327	Total Management Fee ($)#:	101,512,952
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Issuer country weightings
Japan	19.5%
United Kingdom	14.7%
France	14.3%
United States	8.2%
Switzerland	7.8%
Germany	5.6%
Netherlands	5.1%
Canada	2.6%
Ireland	2.3%
Other Countries	19.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.7%
Roche Holding AG	2.6%
Hitachi Ltd.	2.4%
Linde PLC	2.2%
Barclays PLC	2.1%
Nestle S.A.	2.0%
Euronext N.V.	1.9%
NatWest Group PLC	1.9%
British American Tobacco PLC	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%

C000124425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R6
Trading Symbol	MTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 17.76%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.76%	11.84%	18.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[37]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R4
Trading Symbol	MTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 17.68%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.68%	11.74%	18.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[38]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002258 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R3
Trading Symbol	MTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 17.38%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	17.38%	11.46%	18.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[39]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002257 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R2
Trading Symbol	MTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.36%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 17.08%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.08%	11.18%	17.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[40]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R1
Trading Symbol	MTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$201	1.86%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 16.49%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.49%	10.63%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[41]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002253 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class I
Trading Symbol	MTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Technology Fund (fund) provided a total return of 17.65%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.65%	11.74%	18.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[42]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class C
Trading Symbol	MTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$201	1.86%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Technology Fund (fund) provided a total return of 16.52%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.52%	10.63%	17.36%
C with CDSC (1% for 12 months)×	15.56%	10.63%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[43]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002251 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class B
Trading Symbol	MTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$201	1.86%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Technology Fund (fund) provided a total return of 16.49%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.49%	10.63%	17.36%
B with CDSC (declining over six years from 4% to 0%)×	12.65%	10.40%	17.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[44]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class A
Trading Symbol	MTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Technology Fund (fund) provided a total return of 17.36%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 25.22%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    A combination of stock selection and the fund's overweight position in the interactive media services industry benefited relative performance.
    An underweight position within the network & telecom industry also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the computer software industry held back relative performance.
    A combination of the fund's underweight position and stock selection within the electronics industry further weakened relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	17.36%	11.46%	18.25%
A with initial sales charge (5.75%)	10.61%	10.15%	17.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
Standard & Poor's North American Technology Sector Index ∆	25.22%	17.09%	22.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,116,793,321
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,413,035	[45]
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	2,116,793,321	Total Management Fee ($)#:	14,413,035
Total Number of Holdings:	58	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%
Top five industries
Computer Software	30.2%
Computer Software - Systems	21.7%
Electronics	21.1%
Interactive Media Services	20.1%
Business Services	3.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.9%
Alphabet, Inc., "A"	8.9%
Microsoft Corp.	8.8%
Apple, Inc.	8.2%
NVIDIA Corp.	8.1%
Broadcom, Inc.	4.7%
Shopify, Inc.	3.2%
ServiceNow, Inc.	2.0%
Accenture PLC, "A"	2.0%
International Business Machines Corp.	2.0%

C000002259 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class A
Trading Symbol	MEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Value Fund (fund) provided a total return of 6.16%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.16%	11.42%	9.96%
A with initial sales charge (5.75%)	0.06%	10.11%	9.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[46]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class B
Trading Symbol	MFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Value Fund (fund) provided a total return of 5.37%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.37%	10.59%	9.14%
B with CDSC (declining over six years from 4% to 0%)×	1.47%	10.32%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[47]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002265 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class C
Trading Symbol	MEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Value Fund (fund) provided a total return of 5.38%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.38%	10.59%	9.14%
C with CDSC (1% for 12 months)×	4.40%	10.59%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[48]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002266 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class I
Trading Symbol	MEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Value Fund (fund) provided a total return of 6.44%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.44%	11.70%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[49]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R1
Trading Symbol	MEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Value Fund (fund) provided a total return of 5.39%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.39%	10.60%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[50]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R2
Trading Symbol	MVRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Value Fund (fund) provided a total return of 5.91%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.91%	11.15%	9.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[51]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R3
Trading Symbol	MEIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Value Fund (fund) provided a total return of 6.17%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.17%	11.42%	9.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[52]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000002260 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R4
Trading Symbol	MEIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Value Fund (fund) provided a total return of 6.45%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.45%	11.70%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[53]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000033014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R6
Trading Symbol	MEIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Value Fund (fund) provided a total return of 6.55%, at net asset value. This compares with a return of 15.84% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 9.33%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection in the health care sector aided relative performance.
    The fund's overweight position in the financials sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the information technology, consumer staples and industrials sectors weighed on relative performance.
    The fund's underweight position in the communication services sector further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.55%	11.82%	10.35%
Comparative Benchmark(s)
Russell 3000® Index ∆	15.84%	14.11%	13.98%
Russell 1000® Value Index ∆	9.33%	12.97%	10.22%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 56,819,769,838
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 243,673,291	[54]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	56,819,769,838	Total Management Fee ($)#:	243,673,291
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	31.2%
Industrials	17.8%
Health Care	14.4%
Utilities	9.2%
Information Technology	8.1%
Consumer Staples	6.1%
Energy	6.0%
Consumer Discretionary	3.3%
Real Estate	2.0%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	3.8%
Cigna Group	2.9%
McKesson Corp.	2.8%
Boeing Co.	2.7%
RTX Corp.	2.6%
American Express Co.	2.5%
Johnson & Johnson	2.3%
Morgan Stanley	2.2%
General Dynamics Corp.	2.1%

C000132021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R6
Trading Symbol	MLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 5.03%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.03%	10.95%	11.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[55]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R4
Trading Symbol	MLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.93%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.93%	10.84%	11.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[56]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R3
Trading Symbol	MLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.72%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.72%	10.59%	11.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[57]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R2
Trading Symbol	MLVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.40%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.40%	10.31%	10.90%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[58]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R1
Trading Symbol	MLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.91%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.91%	9.76%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[59]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class I
Trading Symbol	MLVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.95%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.95%	10.86%	11.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[60]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class C
Trading Symbol	MLVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.90%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.90%	9.76%	10.34%
C with CDSC (1% for 12 months)×	2.98%	9.76%	10.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[61]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class B
Trading Symbol	MLVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 3.92%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.92%	9.76%	10.35%
B with CDSC (declining over six years from 4% to 0%)×	0.22%	9.48%	10.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[62]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class A
Trading Symbol	MLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 4.69%, at net asset value. This compares with a return of 15.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    The fund's underweight position in the energy sector aided relative returns.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position within both the information technology and communication services sectors held back relative results.
    Stock selection and an overweight position in the consumer staples sector weighed on the fund's relative performance. In addition, stock selection within both the industrials and financials sectors further dampened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.69%	10.58%	11.18%
A with initial sales charge (5.75%)	(1.33)%	9.28%	10.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	15.88%	14.74%	14.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 354,256,138
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,857,347	[63]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	354,256,138	Total Management Fee ($)#:	1,857,347
Total Number of Holdings:	106	Portfolio Turnover Rate (%):	23
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	24.8%
Health Care	15.2%
Financials	14.2%
Industrials	10.5%
Consumer Staples	9.3%
Consumer Discretionary	6.9%
Utilities	6.7%
Real Estate	4.9%
Communication Services	4.0%
Materials	1.8%
Energy	1.2%
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.4%
TE Connectivity PLC	3.1%
McKesson Corp.	2.7%
Motorola Solutions, Inc.	2.6%
Teledyne Technologies, Inc.	2.6%
Alphabet, Inc., "A"	2.4%
Analog Devices, Inc.	2.3%
Microsoft Corp.	2.3%
Visa, Inc., "A"	2.2%
Cognizant Technology Solutions Corp., "A"	2.2%

C000132022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class A
Trading Symbol	MVGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.25%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.25%	10.35%	9.31%
A with initial sales charge (5.75%)	2.03%	9.05%	8.66%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[64]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class B
Trading Symbol	MVGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.41%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.41%	9.52%	8.47%
B with CDSC (declining over six years from 4% to 0%)×	3.41%	9.24%	8.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[65]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class C
Trading Symbol	MVGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.43%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.43%	9.54%	8.48%
C with CDSC (1% for 12 months)×	6.43%	9.54%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[66]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class I
Trading Symbol	MVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.51%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.51%	10.63%	9.57%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[67]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R1
Trading Symbol	MVGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.42%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.42%	9.53%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[68]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R2
Trading Symbol	MVGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 7.97%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.97%	10.07%	9.02%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[69]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R3
Trading Symbol	MVGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.18%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.18%	10.34%	9.29%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[70]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R4
Trading Symbol	MVGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.46%	10.63%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[71]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

C000132030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R6
Trading Symbol	MVGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2025, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 15.79% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility increased toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period fine-tuning its tariff strategy. Progress was made in negotiations with China, with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines until signaling at the end of August a willingness to lower rates due to slowing US jobs growth.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection within both the materials and industrials sectors aided relative performance.
    The fund's underweight position in the energy sector and stock selection within the health care sector further supported relative results.
  Top detractors from performance relative to the MSCI All Country World Index:
    Weak stock selection within the information technology, financials, consumer discretionary and communication services sectors held back relative performance.
    Stock selection and an overweight position in the consumer staples sector also held back the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.62%	10.72%	9.64%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	15.79%	12.00%	11.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 302,706,793
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,483,364	[72]
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	302,706,793	Total Management Fee ($)#:	1,483,364
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	31
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%
Issuer country weightings
United States	52.0%
Japan	8.5%
Canada	7.7%
Singapore	5.5%
United Kingdom	4.0%
Switzerland	4.0%
Netherlands	2.4%
South Korea	2.2%
Brazil	2.1%
Other Countries	11.6%

Largest Holdings [Text Block]
Top ten holdings
DBS Group Holdings Ltd.	3.0%
McKesson Corp.	2.9%
Microsoft Corp.	2.6%
Colgate-Palmolive Co.	2.4%
Roche Holding AG	2.4%
Koninklijke KPN N.V.	2.4%
Franco-Nevada Corp.	2.3%
Johnson & Johnson	2.2%
Constellation Software, Inc.	2.2%
CLP Holdings Ltd.	1.9%

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